CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
CONSOLIDATED STATEMENTS OF CASH FLOWS	CONSOLIDATED STATEMENTS OF CASH FLOWS
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2024	2023
Accounts receivable (Note 8)	(81)	(63)
Due from related parties	(12)	(31)
Materials and supplies (Note 9)	6	(10)
Prepaid expenses and other assets	(26)	11
Other long-term assets	(34)	(13)
Accounts payable	7	17
Accrued liabilities	136	46
Unearned revenue (Note 14)	125	151
Due to related parties	40	31
Accrued interest (Note 14)	31	29
Long-term accounts payable and other long-term liabilities (Note 15)	8	5
Post-retirement and post-employment benefit liability	49	79
	249	252
Capital Expenditures
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the consolidated statements of cash flows for the years ended December 31, 2024 and 2023. The reconciling items include net change in accruals, transfers, and capitalized depreciation.

Year ended December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(2,968)	(95)	(3,063)
Reconciling items	248	7	255
Cash outflow for capital expenditures	(2,720)	(88)	(2,808)

Year ended December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(2,403)	(128)	(2,531)
Reconciling items	58	(3)	55
Cash outflow for capital expenditures	(2,345)	(131)	(2,476)
Capital Contributions
Hydro One enters into contracts governed by the OEB Transmission System Code when a transmission customer requests a new or upgraded transmission connection. The customer is required to make a capital contribution to Hydro One based on the shortfall between the present value of the costs of the connection facility and the present value of revenues. The present value of revenues is based on an estimate of load forecast for the period of the contract with Hydro One. Once the connection facility is commissioned, in accordance with the OEB Transmission System Code, Hydro One will periodically reassess the estimated load forecast which will lead to a decrease, or an increase in the capital contributions from the customer. The increase or decrease in capital contributions is recorded directly to property, plant and equipment in service. In 2024, there were $2 million capital contributions from these assessments (2023 - $2 million).
Supplementary Information

Year ended December 31 (millions of dollars)	2024	2023
Net interest paid	643	581
Income taxes paid	35	48